Operating Leases - Schedule of Supplemental Disclosure Related to Operating Leases (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)
Schedule of Supplemental Disclosure Related to Operating Leases [Abstract]
Operating cash flows for operating leases	¥ 4,177,500	$ 27,118
Weighted average remaining lease term of operating leases	1 year 11 months 1 day	1 year 11 months 1 day
Weighted average discount rate of operating leases	2.80%	2.80%